Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO

The accompanying unaudited condensed consolidated financial statements reflect the activities of TOYO and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	Ownership	Principal Activities
Parent company:
TOYO	May 16, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of TOYO
TOPTOYO Investment Pte. Ltd. (“SinCo”)	April 26, 2023	Singapore	100% owned by TOYO	Investment holding
TOYO Solar	November 8, 2022	Vietnam	100% owned by SinCo	Design, manufacture and sales of solar cells and solar modules and related businesses
TOYO China Co., Ltd. (“TOYO China”)	November 20, 2023	China	100% owned by TOYO Solar	Sales of solar cells and solar modules and related businesses
TOYO Holdings LLC (“TOYO USA Holding”)	June 25, 2024	USA	100% owned by SinCo	Investment holding
TOYO America LLC (“TOYO America”)	August 29, 2024	USA	100% owned by TOYO USA Holding	Sales of solar cells and solar modules and related businesses
TOYO Solar LLC	August 29, 2024	USA	75.01% owned by TOYO USA Holding	Investment holding
TOYO Solar Texas LLC (formerly named as Solar Plus Technology Texas LLC, “TOYO Texas”)*	November 25, 2024	USA	100% owned by TOYO Solar LLC	Design, manufacture and sales of solar cells and solar modules and related businesses
TOYO Solar (Singapore) Pte. Ltd. (“TOYO Singapore”)	August 14, 2024	Singapore	100% owned by SinCo	Sales of solar cells and solar modules and related businesses
TOYO Solar Manufacturing One Member PLC (“TOYO Ethiopia”)	October 11, 2024	Ethiopia	100% owned by SinCo	Design, manufacture and sales of solar cells and solar modules and related businesses
TOYO Energy LLC (“TOYO Energy”)	June 11, 2025	USA	100% owned by TOYO USA Holding	Sales of solar cells and solar modules and related businesses

*	TOYO Solar LLC acquired TOYO Texas on November 25, 2024